OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 30, 2012
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES
Other current liabilities consist of the following:

	December 30, 2012	January 1, 2012

Accrued compensation	$13,996	$13,019
Accrued restructuring and other exit costs	1,371	5,660
Deferred revenue	6,020	5,345
Accrued non-income taxes	3,885	4,512
Current portion of pension	2,058	2,148
Accrued customer rebates	4,814	2,541
Other current liabilities	11,090	15,489

Total	$43,234	$48,714